MERGER TRANSACTION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Business Acquisition [Line Items]
Schedule of consideration transferred, assets acquired, and liabilities assumed

The consideration transferred, assets acquired, and liabilities assumed are recognized as follows:

Consideration paid and transferred
Cash paid – net of cash received of $16,568	$292,683
Common stock issued to CPLP	236,848
Transaction costs	20,738
Total consideration paid and transferred	$550,269
Net assets acquired
Due from charterers	$4,514
Inventories	6,969
Prepaid expenses and other current assets	1,152
Vessels	537,988
Time charter contracts acquired – assets	7,300
Other noncurrent assets	2,191
Accounts payable and accrued expenses	(7,478)
Deferred charter hire revenue	(2,367)
Net assets acquired	$550,269